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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-09721

Registrant Name: Fixed Income SHares.

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 10/31/2006

Date of Reporting Period: 1/31/2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Fixed Income SHares—Series C  Schedule of Investments

January 31, 2006 (unaudited)

Principal Amount (000)			Credit Rating (Moody's/S&P)	Value*
U.S. GOVERNMENT AGENCY SECURITIES–38.6%
		Fannie Mae–37.8%
$6,260		3.571%, 2/1/34, FRN, MBS	Aaa/AAA	$6,273,624
—	(k)	4.00%, 2/25/09, CMO	Aaa/AAA	452
12		4.44%, 8/25/18, CMO, FRN	Aaa/AAA	11,569
19		5.499%, 4/1/17, FRN, MBS	Aaa/AAA	19,415
15		5.50%, 10/1/32, MBS	Aaa/AAA	15,009
930		5.50%, 3/1/33, MBS	Aaa/AAA	921,945
69		5.50%, 5/1/33, MBS	Aaa/AAA	68,566
947		5.50%, 6/1/33, MBS	Aaa/AAA	939,110
1,610		5.50%, 8/1/33, MBS	Aaa/AAA	1,596,719
302		5.50%, 9/1/33, MBS	Aaa/AAA	299,743
16		5.50%, 2/1/34, MBS	Aaa/AAA	15,590
69		5.50%, 3/1/34, MBS	Aaa/AAA	68,368
91		5.50%, 5/1/34, MBS	Aaa/AAA	90,318
239		5.50%, 6/1/34, MBS	Aaa/AAA	236,953
2,565		5.50%, 9/1/34, MBS	Aaa/AAA	2,541,139
768		5.50%, 10/1/34, MBS	Aaa/AAA	760,485
864		5.50%, 11/1/34, MBS	Aaa/AAA	856,212
70		5.50%, 1/1/35, MBS	Aaa/AAA	69,644
149		5.50%, 2/1/35, MBS	Aaa/AAA	147,613
856		5.50%, 3/1/35, MBS	Aaa/AAA	847,718
98		5.50%, 5/1/35, MBS	Aaa/AAA	96,763
33,642		5.50%, 6/1/35, MBS	Aaa/AAA	33,303,624
12,516		5.50%, 7/1/35, MBS	Aaa/AAA	12,390,389
321,000		5.50%, 1/1/36 (e)	Aaa/AAA	317,589,375
26		5.582%, 2/1/18, FRN, MBS	Aaa/AAA	25,748
11,000		6.00%, 3/1/36 (e)	Aaa/AAA	11,092,818
19		7.50%, 6/1/32, MBS	Aaa/AAA	20,062
				390,298,971
		Freddie Mac–0.0%
15		4.125%, 12/1/18, FRN, MBS	Aaa/AAA	14,727
60		4.249%, 6/1/30, FRN, MBS	Aaa/AAA	59,986
				74,713
		Government National Mortgage Association–0.6%
4,745		3.75%, 6/20/34, FRN, MBS	Aaa/AAA	4,629,084
37		4.375%, 1/20/22, FRN, MBS	Aaa/AAA	37,107
73		5.50%, 12/15/32, MBS	Aaa/AAA	73,242
57		5.50%, 1/15/33, MBS	Aaa/AAA	57,484
580		5.50%, 7/15/33, MBS	Aaa/AAA	583,089
141		5.50%, 9/15/33, MBS	Aaa/AAA	142,301
24		5.50%, 10/15/33, MBS	Aaa/AAA	24,599
95		5.50%, 11/15/33, MBS	Aaa/AAA	95,349

Fixed Income SHares—Series C Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Government National Mortgage Association (continued)
$556	5.50%, 12/15/33, MBS	Aaa/AAA	$559,568
81	5.50%, 1/15/34, MBS	Aaa/AAA	81,349
33	7.50%, 1/15/31, MBS	Aaa/AAA	34,380
55	7.50%, 8/15/31, MBS	Aaa/AAA	57,940
			6,375,492
	Other Government Agencies–0.2%
1,793	Small Business Administration, 4.504%, 2/10/14, CMO	NR/NR	1,744,270
	Total U.S. Government Agency Securities (cost–$400,997,293)		398,493,446
CORPORATE BONDS & NOTES–36.9%
	Airlines–1.1%
	Continental Airlines, Inc.,
500	6.32%, 11/1/08, Ser. 98-3	Baa3/A−	502,518
2,100	6.503%, 6/15/11, Ser. 01-1	Baa3/BBB+	2,056,281
900	7.918%, 5/1/10, Ser. 00-1	Baa3/BBB+	917,824
	Delta Air Lines, Inc., Ser. 00-1 (f)
459	7.379%, 5/18/10	Ba2/BB	454,395
4,100	7.57%, 11/18/10	Ba2/BB	4,030,030
1,369	JetBlue Airways Corp., 7.44%, 11/15/08, Ser. 04-2, FRN	Ba1/BB	1,360,717
2,000	Northwest Airlines, Inc., 6.841%, 10/1/12, Ser. 1A-2 (f)	Ba3/BB	1,919,491
	United Air Lines, Inc.,
650	7.73%, 7/1/10	NR/NR	643,660
100	10.125%, 3/22/15, Ser. 91B2 (f)	NR/NR	57,584
			11,942,500
	Automotive–0.5%
	DaimlerChrysler NA Holding Corp.,
3,000	4.96%, 9/10/07, Ser. D, FRN	A3/BBB	3,009,855
200	7.30%, 1/15/12	A3/BBB	215,393
100	Federal Mogul Corp., 7.375%, 1/15/06 (f)	NR/NR	36,000
	Hertz Corp.,
111	4.50%, 12/21/12	NR/NR	112,816
130	5.00%, 12/21/12 (e)	NR/NR	132,004
1,600	Hyundai Motor Manufacturing Alabama LLC, 5.30%, 12/19/08 (d)	Baa3/BBB−	1,595,347
			5,101,415
	Banking–4.4%
7,000	Banque Centrale de Tunisie, 7.375%, 4/25/12	Baa2/BBB	7,743,750
5,000	BNP Paribas, 5.186%, 6/29/15, VRN (d)	A1/A+	4,813,190
5,000	HBOS Capital Funding L.P., 6.071%, 6/30/14, VRN (d)	A1/A	5,125,260
	HBOS PLC, VRN (d)
3,400	5.375%, 11/1/13	Aa3/A	3,376,856
400	5.92%, 10/1/15 (g)	A1/A	386,942
	HSBC Capital Funding L.P., VRN (d)
12,300	4.61%, 6/27/13	A1/A−	11,550,992

Fixed Income SHares—Series C Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Banking (continued)
$1,000	10.176%, 6/30/30	A1/A−	$1,508,554
500	KBC Bank Funding Trust III, 9.86%, 11/2/09, VRN (d)	A2/A−	575,271
3,400	Resona Bank Ltd., 5.85%, 4/15/16, VRN (d)	Baa1/BBB−	3,386,053
1,600	Royal Bank of Scotland Group PLC ADR, 9.118%, 3/31/10, Ser. 1	A1/A	1,823,901
2,600	Sumitomo Mitsui Banking Corp., 5.625%, 10/15/15, VRN (d)	A2/BBB+	2,584,847
2,700	United Overseas Bank Ltd., 5.375%, 9/3/19, VRN (d)	A1/A−	2,662,697
			45,538,313
	Building/Construction–0.8%
3,300	DR Horton, Inc., 5.625%, 9/15/14	Baa3/BB+	3,193,380
	KB Home,
1,700	5.75%, 2/1/14	Ba1/BB+	1,609,875
3,400	6.375%, 8/15/11	Ba1/BB+	3,421,750
			8,225,005
	Chemicals–0.3%
2,650	Airgas, Inc., 9.125%, 10/1/11	Ba2/BB−	2,832,187
	Computer Software–0.3%
	Oracle Corp. and Ozark Holding, Inc., (d)
800	4.81%, 1/13/09, FRN	A3/A−	800,274
2,300	5.00%, 1/15/11	A3/A−	2,282,538
			3,082,812
	Consumer Products–0.1%
700	Clorox Co., 4.614%, 12/14/07, FRN	A3/A−	701,640
	Diversified Manufacturing–0.3%
3,000	General Electric Co., 4.50%, 12/9/08, FRN	Aaa/AAA	3,000,498
	Energy–0.5%
	NRG Energy, Inc., (e)
500	7.25%, 2/1/14	B1/B−	509,375
1,100	7.375%, 2/1/16	B1/B−	1,124,750
573	System Energy Resources, Inc., 5.129%, 1/15/14 (d)	Baa3/BBB	551,022
2,400	TECO Energy, Inc., 6.75%, 5/1/15	Ba2/BB	2,544,000
			4,729,147
	Financial Services–8.0%
	Citigroup, Inc.,
300	3.50%, 2/1/08	Aa1/AA−	292,082
5,000	6.625%, 6/15/32	Aa2/A+	5,600,755
	Ford Motor Credit Co.,
400	5.70%, 1/15/10	Ba2/BB−	354,104
350	5.80%, 1/12/09	Ba2/BB−	317,765
3,000	6.375%, 11/5/08	Ba2/BB−	2,773,914
3,000	7.375%, 2/1/11	Ba2/BB−	2,784,081

Fixed Income SHares—Series C Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Financial Services (continued)
$7,100	General Electric Capital Corp., 4.52%, 12/12/08, FRN	Aaa/AAA	$7,102,911
	Goldman Sachs Group, Inc.,
1,600	4.125%, 1/15/08	Aa3/A+	1,573,690
4,800	4.591%, 12/22/08, FRN	Aa3/A+	4,802,328
2,600	4.95%, 10/7/11, FRN	Aa3/A+	2,619,807
1,900	5.25%, 10/15/13	Aa3/A+	1,883,067
	HSBC Finance Corp.,
400	4.125%, 11/16/09	Aa3/A	385,579
1,000	7.00%, 5/15/12	Aa3/A	1,086,364
2,400	JPMorgan Chase & Co., 6.625%, 3/15/12	A1/A	2,574,643
4,750	Lehman Brothers Holdings, Inc., 4.71%, 12/23/10, FRN	A1/A+	4,753,453
2,700	MBNA Capital, 5.05%, 2/1/27, Ser. B, FRN	Aa3/A	2,666,725
4,000	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (d)	Baa1/BBB+	4,401,980
	Morgan Stanley,
3,000	4.725%, 1/18/08, Ser. F, FRN	Aa3/A+	3,004,440
500	5.30%, 3/1/13	Aa3/A+	499,074
2,900	5.375%, 10/15/15	Aa3/A+	2,883,931
	Pemex Project Funding Master Trust,
2,300	7.375%, 12/15/14	Baa1/BBB	2,544,950
800	8.00%, 11/15/11	Baa1/BBB	896,400
7,950	9.75%, 3/30/18 (d)	Baa1/BBB	10,056,750
700	Preferred Term Securities XII, 5.047%, 3/24/34, FRN (b)(d)(g)	Aaa/AAA	692,829
4,000	Rabobank Capital Funding II, 5.26%, 12/31/13, VRN (d)	Aa2/AA	3,935,752
400	Rabobank Capital Funding Trust, 5.254%, 10/21/16, Unit, VRN (d)	Aa2/AA	388,831
8,400	RBS Capital Trust I, 5.512%, 9/30/14, VRN	A1/A	8,290,313
616	Simsbury CLO Ltd., 4.69%, 9/24/11, FRN (d)(g)	Aaa/AAA	611,941
2,460	UFJ Finance Aruba AEC, 6.75%, 7/15/13	A2/A−	2,665,319
			82,443,778
	Food–0.4%
3,450	HJ Heinz Co., 6.428%, 12/1/08 (d)	Baa1/A−	3,552,900
400	Kroger Co., 6.20%, 6/15/12	Baa2/BBB−	408,678
			3,961,578
	Healthcare & Hospitals–0.5%
700	Community Health Systems, Inc., 6.50%, 12/15/12	B3/B	689,500
950	Coventry Health Care, Inc., 5.875%, 1/15/12	Ba1/BBB−	959,500
1,400	DaVita, Inc., 7.25%, 3/15/15	B3/B	1,415,750
	HCA, Inc.,
900	6.95%, 5/1/12	Ba2/BB+	930,509
1,000	7.19%, 11/15/15	Ba2/BB+	1,041,132
			5,036,391

Fixed Income SHares—Series C Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Hotels/Gaming–2.2%
	Harrah's Operating Co., Inc.,
$2,000	5.625%, 6/1/15	Baa3/BBB−	$1,958,688
570	7.50%, 1/15/09	Baa3/BBB−	602,187
2,709	Hilton Hotels Corp., 8.25%, 2/15/11	Ba2/BBB−	2,969,541
2,275	Mandalay Resort Group, 7.625%, 7/15/13	Ba3/B+	2,400,125
	MGM Mirage, Inc.,
1,000	6.00%, 10/1/09	Ba2/BB	1,000,000
5,500	6.625%, 7/15/15	Ba2/BB	5,555,000
2,000	9.75%, 6/1/07	Ba3/B+	2,110,000
	Starwood Hotels & Resorts Worldwide, Inc.,
3,750	7.375%, 5/1/07	Ba1/BB+	3,857,813
1,250	7.875%, 5/1/12	Ba1/BB+	1,375,000
800	Station Casinos, Inc., 6.00%, 4/1/12	Ba2/BB−	804,000
			22,632,354
	Insurance–1.6%
12,400	American International Group, Inc., 5.05%, 10/1/15 (d)	Aa2/AA	12,098,792
5,000	Metropolitan Life Global Funding I, 4.625%, 8/19/10 (d)	Aa2/AA	4,908,115
			17,006,907
	Metals & Mining–0.3%
1,200	Barrick Gold Finance Co., 4.875%, 11/15/14	Baa1/A	1,157,738
1,850	Vale Overseas Ltd., 6.25%, 1/11/16	Baa3/BBB	1,859,250
			3,016,988
	Multi-Media–2.5%
1,530	British Sky Broadcasting PLC, 8.20%, 7/15/09	Baa2/BBB	1,667,206
2,000	Clear Channel Communications, Inc., 4.25%, 5/15/09	Baa3/BBB−	1,922,846
500	Cleveland Electric Illuminating Co., 6.86%, 10/1/08	Baa2/BBB	520,560
1,000	Comcast Cable Communications, Inc., 7.125%, 6/15/13	Baa2/BBB+	1,078,178
800	Comcast Corp., 5.30%, 1/15/14	Baa2/BBB+	777,556
3,000	COX Communications, Inc., 7.75%, 11/1/10	Baa3/BBB−	3,235,998
1,585	CSC Holdings, Inc., 7.25%, 7/15/08	B2/B+	1,596,887
1,200	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba2/BB−	1,293,000
1,075	Historic TW, Inc., 7.48%, 1/15/08	Baa1/BBB+	1,117,993
600	Lamar Media Corp., 6.625%, 8/15/15	Ba3/B	606,000
1,000	Lenfest Communications, Inc., 7.625%, 2/15/08	Baa2/BBB+	1,044,389
2,000	Mediacom Broadband LLC, 11.00%, 7/15/13	B2/B	2,160,000
	News America Holdings, Inc.,
100	5.30%, 12/15/14	Baa2/BBB	98,444
1,480	9.25%, 2/1/13	Baa2/BBB	1,781,939
CAD 800	Rogers Cable, Inc., 7.25%, 12/15/11	Ba3/BB+	728,628
$5,250	Time Warner, Inc., 6.875%, 5/1/12	Baa1/BBB+	5,582,713

Fixed Income SHares—Series C Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Multi-Media (continued)
	Viacom, Inc.,
$200	5.625%, 8/15/12	Baa3/BBB	$199,672
400	6.625%, 5/15/11	Baa3/BBB	418,582
			25,830,591
	Oil & Gas–4.7%
	Chesapeake Energy Corp.,
1,700	6.375%, 6/15/15	Ba2/BB	1,704,250
900	7.00%, 8/15/14	Ba2/BB	933,750
3,500	7.50%, 6/15/14	Ba2/BB	3,740,625
2,900	Duke Energy Field Services LLC, 5.375%, 10/15/15 (d)	Baa2/BBB	2,850,564
4,250	El Paso Production Holding Co., 7.75%, 6/1/13	B3/B	4,515,625
2,675	Enterprise Products Operating L.P., 4.625%, 10/15/09, Ser. B	Baa3/BB+	2,606,226
4,000	Gazprom International S.A., 7.201%, 2/1/20	NR/BBB	4,261,600
500	Halliburton Co., 8.75%, 2/15/21	Baa1/BBB	651,889
1,540	Kern River Funding Corp., 4.893%, 4/30/18 (d)	A3/A−	1,501,355
500	Kinder Morgan, Inc., 6.50%, 9/1/12	Baa2/BBB	527,750
2,500	Panhandle Eastern Pipe Line Co., 6.05%, 8/15/13	Baa3/BBB	2,552,308
2,385	Petrobras International Finance Co., 9.75%, 7/6/11	A2/NR	2,850,075
400	Pioneer Natural Resources Co., 5.875%, 7/15/16	Ba1/BB+	390,629
25	Sonat, Inc., 7.625%, 7/15/11	Caa1/B−	26,187
400	Southern Natural Gas, Co., 8.00%, 3/1/32	B1/B	455,603
3,000	Transocean, Inc., 7.50%, 4/15/31	Baa1/A−	3,733,593
7,500	Valero Energy Corp., 3.50%, 4/1/09	Baa3/BBB−	7,146,105
	Williams Cos., Inc.,
2,700	6.375%, 10/1/10 (d)	B1/B+	2,727,000
2,000	7.625%, 7/15/19	B1/B+	2,200,000
3,000	XTO Energy, Inc., 7.50%, 4/15/12	Baa3/BBB−	3,346,056
			48,721,190
	Paper/Paper Products–1.0%
3,900	Abitibi-Consolidated, Inc., 8.55%, 8/1/10	B1/B+	3,841,500
	Georgia-Pacific Corp.,
1,400	7.25%, 6/1/28	B2/B	1,267,000
1,000	7.375%, 12/1/25	B2/B	922,500
900	8.125%, 5/15/11	B2/B	920,250
2,500	Plum Creek Timberlands L.P., 5.875%, 11/15/15	Baa3/BBB−	2,512,660
851	Weyerhaeuser Co., 6.125%, 3/15/07	Baa2/BBB	858,018
			10,321,928
	Real Estate–0.3%
2,750	Forest City Enterprises, Inc., 7.625%, 6/1/15	Ba3/BB−	2,901,250
	Retail–0.2%
500	Albertson's, Inc., 8.00%, 5/1/31	Baa3/BBB−	475,818
1,500	JC Penney Corp., Inc., 8.00%, 3/1/10	Ba1/BB+	1,644,778
			2,120,596

Fixed Income SHares—Series C Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Telecommunications–3.4%
	AT&T Corp., VRN
$2,400	9.05%, 11/15/11	A2/A	$2,647,937
1,500	9.75%, 11/15/31	A2/A	1,860,280
1,800	BellSouth Corp., 4.258%, 4/26/21, VRN (d)	A2/A	1,797,633
100	British Telecommunications PLC, 8.375%, 12/15/10	Baa1/A−	113,446
2,500	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	2,865,428
	Deutsche Telekom International Finance BV,
2,500	8.00%, 6/15/10	A3/A−	2,773,267
€1,280	8.125%, 5/29/12	A3/A−	1,913,414
€840	France Telecom S.A., 7.00%, 3/14/08, VRN	A3/A−	1,091,213
$5,000	MCI, Inc., 6.908%, 5/1/07	Ba3/A	5,062,500
3,000	Nextel Communications, Inc., 7.375%, 8/1/15, Ser. D	Baa2/A−	3,172,905
740	Qwest Capital Funding, Inc., 7.25%, 2/15/11	B3/B	749,250
	Qwest Communications International, Inc.,
750	7.25%, 2/15/11	B2/B	757,500
5,000	7.50%, 2/15/14 (d)	B2/B	5,075,000
2,000	Qwest Corp., 7.741%, 6/15/13, FRN (d)	Ba3/BB	2,167,500
CAD 400	Rogers Wireless, Inc., 7.625%, 12/15/11	Ba3/BB	374,355
$1,350	Sprint Capital Corp., 6.125%, 11/15/08	Baa2/A−	1,384,937
900	Verizon New England, Inc., 6.50%, 9/15/11	Baa1/A	925,900
600	Verizon Global Funding Corp., 4.00%, 1/15/08	A3/A	588,067
100	Vodafone Group PLC, 7.75%, 2/15/10	A2/A+	109,210
			35,429,742
	Tobacco–0.1%
900	RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/1/12	Ba2/BB+	927,000
	Utilities–3.4%
1,000	Carolina Power & Light Co., 6.65%, 4/1/08, Ser. D	Baa1/BBB−	1,028,098
400	Columbus Southern Power Co., 5.50%, 3/1/13, Ser. C	A3/BBB	403,384
1,300	Constellation Energy Group, Inc., 7.00%, 4/1/12	Baa1/BBB	1,413,045
	Consumers Energy Co.,
2,750	5.00%, 2/15/12	Baa3/BBB−	2,676,165
1,100	5.375%, 4/15/13, Ser. B	Baa3/BBB−	1,088,348
1,300	Dayton Power & Light Co., 5.125%, 10/1/13	Baa1/BBB−	1,287,020
1,500	Entergy Gulf States, Inc., 3.60%, 6/1/08	Baa3/BBB+	1,442,690
3,300	Entergy Louisiana, Inc., 4.67%, 6/1/10	Baa1/A−	3,159,054
900	Entergy Mississippi, Inc., 4.35%, 4/1/08	Baa2/A−	880,418
2,600	Florida Power Corp., 4.88%, 11/14/08, Ser. A, FRN	A3/BBB−	2,602,062
200	Idaho Power Co., 6.60%, 3/2/11	A3/A−	213,971
2,600	Ipalco Enterprises, Inc., 8.375%, 11/14/08	Ba1/BB−	2,749,500
1,000	Midamerican Energy Holdings Co., 5.875%, 10/1/12	Baa3/BBB−	1,023,166

Fixed Income SHares—Series C Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Utilities (continued)
	Ohio Edison Co.,
$1,600	4.00%, 5/1/08	Baa2/BBB−	$1,559,616
1,700	5.45%, 5/1/15	Baa2/BBB−	1,695,696
1,600	5.647%, 6/15/09 (d)	Baa2/BBB−	1,619,513
200	Progress Energy, Inc., 6.05%, 4/15/07	Baa2/BBB−	202,043
500	PSEG Power LLC, 7.75%, 4/15/11	Baa1/BBB	553,096
900	System Energy Resources, Inc., 4.875%, 10/1/07	Baa3/BBB	892,642
1,000	Tampa Electric Co., 6.875%, 6/15/12	Baa2/BBB−	1,086,111
7,100	TXU Energy Co. LLC, 7.00%, 3/15/13	Baa2/BBB−	7,525,105
95	Waterford III Funding Corp., 8.09%, 1/2/17	Baa2/BBB−	100,778
			35,201,521
	Waste Disposal–0.0%
500	Waste Management, Inc., 6.50%, 11/15/08	Baa3/BBB	517,526
	Total Corporate Bonds & Notes (cost–$383,594,647)		381,222,857
U.S. TREASURY BONDS & NOTES–21.7%
	U.S. Treasury Notes,
4,000	3.625%, 7/15/09		3,890,628
9,550	4.125%, 5/15/15 (e)		9,252,689
70,900	4.25%, 8/15/13 (e)		69,615,009
12,000	6.00%, 2/15/26 (e)		13,930,788
108,100	6.25%, 8/15/23 (e)		127,287,858
	Total U.S. Treasury Bonds & Notes (cost–$227,729,211)		223,976,972
SOVEREIGN DEBT OBLIGATIONS–9.4%
	Brazil–3.3%
	Federal Republic of Brazil,
1,985	5.25%, 4/15/09, FRN	Ba3/BB−	1,991,228
7,685	5.25%, 4/15/12, FRN	Ba3/BB−	7,670,833
4,795	8.00%, 1/15/18	Ba3/BB−	5,255,320
200	8.875%, 4/15/24	Ba3/BB−	231,300
4,000	10.50%, 7/14/14	Ba3/BB−	5,010,000
350	11.00%, 1/11/12	Ba3/BB−	434,000
10,000	11.00%, 8/17/40	Ba3/BB−	12,927,500
500	11.50%, 3/12/08	Ba3/BB−	563,500
			34,083,681
	Mexico–1.1%
	United Mexican States,
2,000	6.375%, 1/16/13	Baa1/BBB	2,123,000
4,000	8.00%, 9/24/22, Ser. A	Baa1/BBB	4,890,000
3,300	8.30%, 8/15/31	Baa1/BBB	4,166,250
			11,179,250

Fixed Income SHares—Series C Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Panama–0.7%
$6,500	Republic of Panama, 9.625%, 2/8/11	Ba1/BB	$7,670,000
	Peru–0.6%
5,800	Republic of Peru, 9.125%, 2/21/12	Ba3/BB	6,728,000
	Russia–3.4%
	Russian Federation,
30,075	5.00%, 3/31/30, VRN	Baa2/BBB	33,679,218
1,334	10.00%, 6/26/07	Baa2/BBB	1,422,978
			35,102,196
	South Africa–0.3%
	Republic of South Africa,
1,500	6.50%, 6/2/14	Baa1/BBB+	1,616,250
540	7.375%, 4/25/12	Baa1/BBB+	599,400
465	9.125%, 5/19/09	Baa1/BBB+	522,018
			2,737,668
	Total Sovereign Debt Obligations (cost–$87,154,510)		97,500,795
MORTGAGE-BACKED SECURITIES–7.5%
44	Banc of America Mortgage Securities, 5.478%, 10/20/32, CMO, FRN	NR/AAA	43,980
3,000	Chase Commercial Mortgage Securities Corp., 6.484%, 2/12/16, CMO, VRN (d)	Aaa/NR	3,157,952
	CS First Boston Mortgage Securities Corp.,
386	4.01%, 8/25/33 (d)(g)	NR/NR	388,634
30,375	6.25%, 12/18/35, CMO	Aaa/AAA	30,845,512
9,278	Downey Savings & Loan Association Mortgage Loan Trust, 5.551%, 7/19/44, CMO, FRN	Aaa/AAA	9,365,879
1	First Nationwide Trust, 8.50%, 9/25/31, CMO	NR/AAA	1,082
15,847	Greenpoint Mortgage Funding Trust, 4.76%, 6/25/45, CMO, FRN	Aaa/AAA	15,826,778
37,024	Hilton Hotel Pool Trust, 0.613%, 10/3/15, CMO, IO, VRN (d)	Aaa/AA	1,025,825
3,021	Ocwen Residential MBS Corp., 7.00%, 10/25/40, CMO (d)	B3/NR	2,442,524
740	PNC Mortgage Acceptance Corp., 7.61%, 2/15/10, CMO	Aaa/NR	793,475
13,599	Washington Mutual, Inc., 4.808%, 11/25/34, CMO, FRN (g)	Aaa/AAA	13,641,949
	Total Mortgage-Backed Securities (cost–$77,553,155)		77,533,590
ASSET-BACKED SECURITIES–1.6%
814	FC CBO, 5.004%, 6/3/09, FRN (d)	Ba2/BB	806,638
	Green Tree Financial Corp.,
694	6.22%, 3/1/30	NR/A−	684,112
7,965	6.53%, 2/1/31	NR/B	7,359,196
3,559	Isles CBO Ltd., 5.141%, 10/27/10, FRN (d)(g)	Ba2/NR	3,432,787
	Keystone Owner Trust (d)
488	8.35%, 12/25/24	Ba2/NR	486,287
12	9.00%, 1/25/29	Ba2/NR	11,779

Fixed Income SHares—Series C Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
$3,750	Residential Funding Mortgage Securities II, Inc., 3.89%, 8/25/34	Aaa/AAA	$3,723,227
	Total Asset-Backed Securities (cost–$16,495,231)		16,504,026
MUNICIPAL BONDS & NOTES–0.9%
8,555	Detroit City School Dist., GO, 5.00%, 5/1/33, Ser. B (FGIC) (cost–$8,504,435)	Aaa/AAA	8,827,049
SENIOR LOANS (a)(b)(c)–0.1%
	Automotive–0.1%
759	Hertz Corp., 6.65%, 12/21/12, Term B (cost–$758,667)		770,305
PREFERRED STOCK–0.5%
Shares
	Financial Services–0.1%
56,000	Goldman Sachs Group, Inc., 5.06%, Ser. A	A2/A−	1,444,800
	Insurance–0.4%
144,000	MetLife, Inc., 6.375%, Ser. B	NR/BBB+	3,961,584
	Total Preferred Stock (cost–$5,000,000)		5,406,384
RIGHTS (g)(j)–0.0%
	Government–0.0%
	Mexico Government International Bond, VRN,
250,000	expires 6/30/07, Ser. C	NR/NR	3,500
250,000	expires 6/30/25, Ser. E	NR/NR	6,500
	Total Rights (cost–$0)		10,000
SHORT-TERM INVESTMENTS–24.6%
Principal Amount (000)
	Sovereign Debt Obligations–13.9%
	France–0.2%
€1,530	France Treasury Bill BTF, 2.300%, 3/23/06	NR/NR	1,851,834
	Germany–4.4%
€37,300	German Treasury Bill, 2.023%, 2/15/06	NR/NR	45,257,738
	Netherlands–0.3%
€2,500	Dutch Treasury Certificate, 2.125%, 2/28/06	NR/NR	3,030,910
	Spain–9.0%
€78,000	Spain Letras del Tesoro, 2.469%, 6/23/06	Aaa/NR	93,796,629
	Total Sovereign Debt Obligations (cost–$144,277,172)		143,937,111
	Commercial Paper–4.6%
	Banking–0.3%
$2,900	Danske Corp., 4.51%, 4/26/06	NR/NR	2,868,825

Fixed Income SHares—Series C Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Financial Services–4.3%
$13,200	Rabobank USA Financial Corp., 4.47%, 2/1/06	P-1/A-1+	$13,200,000
	UBS Finance LLC,
3,200	4.43%, 4/10/06	NR/NR	3,172,160
13,000	4.47%, 2/1/06	NR/NR	13,000,000
14,900	4.505%, 4/24/06	NR/NR	14,743,550
			44,115,710
	Total Commercial Paper (cost–$46,989,811)		46,984,535
	Corporate Notes–3.1%
	Automotive–0.2%
2,000	DaimlerChrysler NA Holding Corp., 4.99%, 5/24/06, FRN	A3/BBB	$2,002,248
	Financial Services–1.3%
8,000	Ford Motor Credit Co., 6.875%, 2/1/06	Baa3/BB−	8,000,000
5,000	General Motors Acceptance Corp., 5.50%, 1/16/07, FRN	Ba1/BB	4,882,290
			12,882,290
	Healthcare & Hospitals–0.1%
700	HCA, Inc., 7.125%, 6/1/06	Ba2/BB+	707,630
	Hotels/Gaming–0.2%
1,800	Mirage Resorts, Inc., 7.25%, 10/15/06	Ba2/BB	1,831,500
	Insurance–0.0%
500	Prudential Financial, Inc., 4.104%, 11/15/06	A3/A−	496,867
	Multi-Media–0.4%
1,000	Continental Cablevision, Inc., 8.30%, 5/15/06	Baa2/BBB+	1,009,109
3,400	Time Warner, Inc., 6.125%, 4/15/06	Baa1/BBB+	3,407,072
			4,416,181
	Oil & Gas–0.0%
421	Halliburton Co., 6.00%, 8/1/06	Baa1/BBB	422,673
	Paper/Paper Products–0.2%
2,200	Georgia-Pacific Corp., 7.50%, 5/15/06	B2/B	2,216,500
	Retail–0.4%
4,300	Safeway, Inc., 6.15%, 3/1/06	Baa2/BBB−	4,298,839
	Utilities–0.1%
1,000	FirstEnergy Corp., 5.50%, 11/15/06, Ser. A	Baa3/BBB−	1,002,926
200	Niagara Mohawk Power Corp., 7.75%, 5/15/06	A3/A+	201,639
117	PNPP II Funding Corp., 8.51%, 11/30/06	Baa2/BBB−	117,068
			1,321,633
	Waste Disposal–0.2%
1,600	Waste Management, Inc., 7.00%, 10/15/06	Baa3/BBB	1,621,819
	Total Corporate Notes (cost–$32,299,461)		32,218,180

Fixed Income SHares—Series C  Schedule of Investments

January 31, 2006 (unaudited) (concluded)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	U.S. Treasury Bills (i)–1.5%
$16,020	3.81%-4.02%, 3/2/06-3/16/06 (cost–$15,946,632)		$15,946,632
	U.S. Government Agency Securities–1.1%
11,000	Fannie Mae, 4.064%, 2/1/06 (cost–$11,000,000)	Aaa/AAA	11,000,000
	U.S. Treasury Bonds & Notes (h)(i)–0.0%
125	U.S. Treasury Inflation Indexed Bonds, 3.375%, 1/15/07 (cost–$125,135)		126,565
	Repurchase Agreements–0.4%
4,371	State Street Bank & Trust Co., dated 1/31/06, 3.90%, due 2/1/06, proceeds $4,371,474; collateralized by Freddie Mac, 2.875%, 5/15/07, valued at $4,462,207 including accrued interest (cost–$4,371,000)		4,371,000
	Total Short-Term Investments (cost–$255,009,211)		254,584,023
OPTIONS PURCHASED (j)–0.0%
Contracts
	Put Options– 0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
206	strike price $93.75, expires 9/18/06		1,288
1,220	strike price $94, expires 6/19/06		7,625
277	strike price $94.25, expires 6/19/06		1,731
988	strike price $94.38, expires 3/13/06		6,175
	Total Put Options Purchased (cost–$36,208)		16,819
	Total Investments before call options written (cost–$1,462,832,568)–141.8%		1,464,846,266
OPTIONS WRITTEN (j)–(0.0)%
	Call Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
590	strike price $111, expires 2/24/06		(9,219)
20	strike price $112, expires 3/17/06		(313)
290	strike price $112, expires 5/26/06		(40,781)
500	strike price $113, expires 2/24/06		(7,812)
			(58,125)
	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
20	strike price $105, expires 2/24/06		(312)
290	strike price $105, expires 5/26/06		(67,969)
590	strike price $106, expires 2/24/06		(18,438)
			(86,719)
	Total Options Written (premiums received–$577,838)		(144,844)
	Total Investments net of options written (cost–$1,462,254,730)	141.8%	1,464,701,422
	Liabilities in excess of other assets	(41.8)	(431,512,813)
	Net Assets	100.0%	$1,033,188,609

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Portfolio's investments in senior floating rate loans ("Senior Loans") for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value by Pacific Investment Management Company LLC (the "Sub-Adviser"). Such procedures by the Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio's net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the exchange is open for business.

(a)	Private Placement. Restricted as to resale and may not have a readily available market.

(b)	Illiquid security.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the "LIBOR" or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)	144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When issued or delayed-delivery security. To be settled/delivered after January 31, 2006.

(f)	Issuer in default.

(g)	Fair-valued security.

(h)	Inflationary Bonds – Principal amount of security is adjusted for inflation.

(i)	All or partial amount segregated as collateral for futures contracts, when-issued or delayed-delivery securities.

(j)	Non-income producing.

(k)	Principal Amount is less than $500.

Glossary:

€ – Euros

BTF – French fixed treasury bills issued for less than one year.

CAD – Canadian Dollar

CBO – Collateralized Bond Obligation

CMO – Collateralized Mortgage Obligation

FGIC – insured by Financial Guaranty Insurance Co.

FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2006.

GO – General Obligation Bond

IO – Interest Only

LIBOR – London Inter-Bank Offered Rate

MBS – Mortgage-Backed Securities

NR – Not Rated

Unit – More than one class of securities traded together.

VRN – Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2006.

Other Investments:

(1) Futures contracts outstanding at January 31, 2006:

Type		Notional Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Eurodollar Future March 2006	$ 83,750	3/13/06	$ (51,938)
	Eurodollar Future September 2006	83,750	9/18/06	(96,312)
	Eurodollar Future March 2007	210,250	3/19/07	(562,175)
	Eurodollar Future June 2007	150,000	6/18/07	(43,776)
	Eurodollar Future September 2007	166,500	9/17/07	(237,815)
	Eurodollar Future December 2007	83,750	12/17/07	(107,418)
	U.S. Treasury Bonds Future March 2006	6,400	3/22/06	5,332
	U.S. Treasury Note 10 yr. Future	100	3/22/06	(133)
				$(1,094,235)

(2) Transactions in options written for the three months ended January 31, 2006:

	Contracts	Premiums
Options outstanding, October 31, 2005	2,776	$1,130,353
Options written	2,300	577,838
Options terminated in closing transactions	(2,616)	(1,083,373)
Options expired	(160)	(46,980)
Options outstanding, January 31, 2006	2,300	$ 577,838

(3) Credit default swap contracts outstanding at January 31, 2006:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Rate Received by Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs
Ford Motor Credit	$ 5,000	9/20/06	1.45%	$ (47,383)
Ford Motor Credit	5,000	6/20/07	4.65%	80,978
Ford Motor Credit	10,000	6/20/07	4.65%	161,956
GMAC	5,000	6/20/06	2.80%	938
GMAC	1,600	6/20/06	3.50%	5,888
GMAC	10,000	6/20/06	4.25%	74,217
International Paper	3,000	6/20/10	0.78%	27,138
Lehman Brothers
GMAC	2,000	6/20/06	4.20%	14,344
Merrill Lynch
Apache	4,500	6/20/10	0.39%	35,172
Burlington Northern Santa Fe	1,300	3/20/10	0.28%	7,284
Canada Natural Resources	1,800	3/20/10	0.32%	4,062
Ford Motor Credit	1,100	9/20/10	3.80%	(27,851)
General Electric Credit	1,800	6/20/10	0.30%	10,975
Phelps Dodge	3,000	6/20/10	0.73%	51,374
XTO Energy	1,300	3/20/10	0.38%	7,427
Morgan Stanley
Altria Group	2,500	12/20/10	0.95%	42,886
Conoco	4,700	3/20/11	0.23%	(706)
GMAC	5,000	9/20/06	1.60%	(59,823)
Time Warner	5,000	9/20/10	0.58%	8,514
				$397,390

(4) Interest rate swap agreements outstanding at January 31, 2006:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by Portfolio	Payments received by Portfolio	Unrealized Depreciation
Goldman Sachs	$321,000	6/15/06	3 Month LIBOR	3.00%	$(1,015,323)
Goldman Sachs	38,500	6/21/16	5.00%	3 Month LIBOR	(214,587)
Lehman Brothers	700,000	6/21/07	3 Month LIBOR	4.00%	(2,920,330)
Lehman Brothers	149,400	6/21/11	5.00%	3 Month LIBOR	(191,068)
Lehman Brothers	121,200	6/21/13	5.00%	3 Month LIBOR	(194,174)
Lehman Brothers	1,600	6/21/16	5.00%	3 Month LIBOR	(8,950)
Merrill Lynch	700	12/15/24	6.00%	3 Month LIBOR	(35,833)
					$(4,580,265)

LIBOR — London Inter-Bank Offered Rate

(5) Forward foreign currency contracts outstanding at January 31, 2006:

	U.S. $ Value Origination Date	U.S. $ Value January 31, 2006	Unrealized Appreciation (Depreciation)
Purchased:
547,000 Brazilian Real settling 2/22/06	$ 219,612	$ 245,595	$ 25,983
1,676,560 Brazilian Real settling 7/31/06	724,999	722,982	(2,017)
17,721,000 Chilean Peso settling 2/2/06	31,476	33,654	2,178
110,398,000 Chilean Peso settling 2/16/06	204,282	209,606	5,324
400,455,000 Chilean Peso settling 7/31/06	758,689	758,007	(682)
8,166,000 Indian Rupee 3/20/06	185,002	184,183	(819)
7,561,552 Japanese Yen settling 2/14/06	65,492,819	64,706,269	(786,550)
8,596,910 Mexican Peso settling 2/28/06	816,016	820,426	4,410
3,030,000 Mexican Peso settling 3/23/06	273,047	288,541	15,494
314,000 Peruvian Nouveau Sol settling 2/22/06	96,690	94,645	(2,045)
2,404,100 Peruvian Nouveau Sol settling 2/24/06	725,000	724,610	(390)
314,000 Peruvian Nouveau Sol settling 3/13/06	95,557	94,614	(943)
2,597,510 Polish Zloty settling 2/24/06	823,514	824,808	1,294
331,000 Polish Zloty settling 3/27/06	102,413	105,138	2,725
315,000 Pound Sterling settling 2/23/06	556,892	559,889	2,997
2,652,000 Russian Ruble settling 2/13/06	92,873	94,298	1,425
23,084,630 Russian Ruble settling 3/22/06	822,141	820,750	(1,391)
2,576,000 Russian Ruble settling 7/31/06	91,977	91,522	(455)
159,000 Singapore Dollar settling 2/24/06	96,160	98,053	1,893
154,000 Singapore Dollar settling 3/20/06	92,465	95,052	2,587
153,000 Singapore Dollar settling 7/26/06	94,854	94,948	94
25,154,290 Slovakian Koruna settling 3/2/06	819,144	818,826	(318)
3,016,000 Slovakian Koruna settling 3/27/06	95,549	98,283	2,734
2,596,750 South African Rand settling 5/4/06	425,000	424,087	(913)
108,300,000 South Korean Won settling 2/24/06	106,156	112,324	6,168
106,200,000 South Korean Won settling 3/21/06	103,711	110,189	6,478
197,700,000 South Korean Won settling 7/26/06	201,941	205,505	3,564
3,090,000 Taiwan Dollar settling 2/24/06	97,139	97,023	(116)
2,998,000 Taiwan Dollar settling 3/21/06	91,682	94,380	2,698
Sold:
1,200,000 Canadian Dollar settling 2/23/06	1,027,846	1,050,280	(22,434)
223,541,000 Euro settling 3/31/06	270,249,892	272,393,559	(2,143,667)
			$(2,874,694)

(6) Short sales outstanding at January 31, 2006:

Type	Coupon	Maturity	Par	Proceeds	Value
Government National Mortgage Association	5.50%	2/1/36	$3,100,000	$3,133,906	$3,113,563

Fixed Income SHares — Series M  Schedule of Investments

January 31, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
U.S. GOVERNMENT AGENCY SECURITIES–192.7%
Fannie Mae–180.4%
$2,946	3.174%, 5/1/33, FRN, MBS	Aaa/AAA	$2,960,204
198	3.50%, 3/25/09, CMO	Aaa/AAA	197,383
6,530	3.759%, 9/1/35, FRN, MBS	Aaa/AAA	6,634,768
10,776	3.986%, 1/1/34, FRN, MBS	Aaa/AAA	10,592,774
127	4.21%, 5/1/18, FRN, MBS	Aaa/AAA	126,144
157	4.22%, 1/1/18, FRN, MBS	Aaa/AAA	156,774
100	4.309%, 6/1/20, FRN, MBS	Aaa/AAA	100,563
107	4.324%, 5/1/17, FRN, MBS	Aaa/AAA	107,686
300	4.50%, 11/25/14, CMO	Aaa/AAA	296,504
500	4.50%, 2/1/27 (c)	Aaa/AAA	485,312
48,500	4.50%, 3/1/27 (c)	Aaa/AAA	47,045,000
796	4.573%, 12/1/34, FRN, MBS	Aaa/AAA	787,093
1,033	4.633%, 10/1/34, FRN, MBS	Aaa/AAA	1,026,391
210	4.791%, 9/1/32, FRN, MBS	Aaa/AAA	210,850
1,695	4.842%, 4/1/35, FRN, MBS	Aaa/AAA	1,684,610
775	4.857%, 1/1/33, FRN, MBS	Aaa/AAA	763,009
3,465	4.874%, 1/1/33, FRN, MBS	Aaa/AAA	3,460,143
64	4.928%, 5/25/42, CMO, FRN	Aaa/AAA	64,954
42	4.93%, 3/25/09, CMO, FRN	Aaa/AAA	42,276
65	4.939%, 3/25/41, CMO, FRN	Aaa/AAA	64,725
172	4.981%, 8/25/21, CMO, FRN	Aaa/AAA	173,270
2,470	5.00%, 9/25/14, CMO	Aaa/AAA	2,452,361
200	5.00%, 1/25/16, CMO	Aaa/AAA	198,647
3,096	5.00%, 1/1/19, MBS	Aaa/AAA	3,064,844
3,896	5.00%, 6/1/19, MBS	Aaa/AAA	3,852,701
3,891	5.00%, 7/1/19, MBS	Aaa/AAA	3,848,346
8,625	5.00%, 8/1/19, MBS	Aaa/AAA	8,529,058
10,424	5.00%, 9/1/19, MBS	Aaa/AAA	10,312,997
3,808	5.00%, 10/1/19, MBS	Aaa/AAA	3,765,715
4,259	5.00%, 11/1/19, MBS	Aaa/AAA	4,211,384
4,167	5.00%, 12/1/19, MBS	Aaa/AAA	4,121,151
7,887	5.00%, 1/1/20, MBS	Aaa/AAA	7,799,848
4,074	5.00%, 2/1/20, MBS	Aaa/AAA	4,026,184
372	5.00%, 3/1/20, MBS	Aaa/AAA	367,925
867	5.00%, 4/1/20, MBS	Aaa/AAA	856,548
2,979	5.00%, 5/1/20, MBS	Aaa/AAA	2,944,032
109	5.00%, 6/1/20, MBS	Aaa/AAA	107,596
963	5.00%, 7/1/20, MBS	Aaa/AAA	951,924
1,392	5.00%, 8/1/20, MBS	Aaa/AAA	1,375,223
409	5.00%, 9/1/20, MBS (c)	Aaa/AAA	404,712
10,225	5.00%, 9/1/20, MBS	Aaa/AAA	10,105,568
4,780	5.00%, 10/1/20, MBS	Aaa/AAA	4,724,702

Fixed Income SHares — Series M Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody's/S&P)	Value*
Fannie Mae (continued)
$86		5.00%, 11/1/20, MBS (c)	Aaa/AAA	$84,879
14,663		5.00%, 11/1/20, MBS	Aaa/AAA	14,492,343
126		5.00%, 12/1/20, MBS (c)	Aaa/AAA	124,933
8,809		5.00%, 12/1/20, MBS	Aaa/AAA	8,706,123
338		5.00%, 1/1/21, MBS (c)	Aaa/AAA	334,037
18,836		5.00%, 1/1/21, MBS	Aaa/AAA	18,616,005
3,679		5.00%, 2/1/21, MBS	Aaa/AAA	3,635,354
10,000		5.00%, 2/1/27 (c)	Aaa/AAA	9,878,120
—	(f)	5.00%, 11/1/33, MBS	Aaa/AAA	58
2,675		5.00%, 7/1/35, MBS	Aaa/AAA	2,586,626
2,409		5.00%, 8/1/35, MBS	Aaa/AAA	2,329,375
1,618		5.00%, 9/1/35, MBS	Aaa/AAA	1,564,181
241		5.00%, 10/1/35, MBS	Aaa/AAA	233,445
783		5.00%, 11/1/35, MBS	Aaa/AAA	756,938
484,000		5.00%, 3/1/36 (c)	Aaa/AAA	467,211,008
1,719		5.035%, 5/1/28, FRN, MBS	Aaa/AAA	1,751,741
1,432		5.116%, 12/1/32, FRN, MBS	Aaa/AAA	1,452,129
3,233		5.271%, 1/1/20, FRN, MBS	Aaa/AAA	3,297,564
188		5.331%, 12/25/08, CMO, FRN	Aaa/AAA	188,958
1,754		5.346%, 1/1/22, FRN, MBS	Aaa/AAA	1,793,188
7		5.50%, 1/25/16, CMO	Aaa/AAA	7,120
164		5.50%, 4/1/16, MBS	Aaa/AAA	164,922
1,106		5.50%, 2/25/24, CMO	Aaa/AAA	1,099,154
1,224		5.50%, 10/1/32, MBS	Aaa/AAA	1,213,543
1,994		5.50%, 11/1/32, MBS	Aaa/AAA	1,977,624
182		5.50%, 12/1/32, MBS	Aaa/AAA	180,005
3,157		5.50%, 1/1/33, MBS	Aaa/AAA	3,130,092
3,687		5.50%, 2/1/33, MBS	Aaa/AAA	3,655,867
474		5.50%, 3/1/33, MBS	Aaa/AAA	469,490
267		5.50%, 4/1/33, MBS	Aaa/AAA	264,972
1,767		5.50%, 5/1/33, MBS	Aaa/AAA	1,752,495
1,164		5.50%, 6/1/33, MBS	Aaa/AAA	1,154,107
216		5.50%, 7/1/33, MBS	Aaa/AAA	214,348
757		5.50%, 8/1/33, MBS	Aaa/AAA	750,998
4,127		5.50%, 9/1/33, MBS	Aaa/AAA	4,093,093
79		5.50%, 10/1/33, MBS	Aaa/AAA	77,930
82		5.50%, 11/1/33, MBS	Aaa/AAA	80,778
5,608		5.50%, 12/1/33, MBS	Aaa/AAA	5,561,306
10,288		5.50%, 1/1/34, MBS	Aaa/AAA	10,202,733
10,403		5.50%, 2/1/34, MBS	Aaa/AAA	10,305,410
20,370		5.50%, 3/1/34, MBS	Aaa/AAA	20,178,049
1,806		5.50%, 4/1/34, MBS	Aaa/AAA	1,790,581
4,075		5.50%, 5/1/34, MBS	Aaa/AAA	4,036,814

Fixed Income SHares — Series M Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
Fannie Mae (continued)
$7,232	5.50%, 6/1/34, MBS	Aaa/AAA	$7,163,978
7,252	5.50%, 7/1/34, MBS	Aaa/AAA	7,182,903
203	5.50%, 8/1/34, MBS	Aaa/AAA	201,500
1,330	5.50%, 9/1/34, MBS	Aaa/AAA	1,317,346
2,340	5.50%, 10/1/34, MBS	Aaa/AAA	2,317,978
3,006	5.50%, 11/1/34, MBS	Aaa/AAA	2,977,205
27,570	5.50%, 1/1/35, MBS	Aaa/AAA	27,308,918
3,032	5.50%, 2/1/35, MBS	Aaa/AAA	3,003,522
808	5.50%, 3/1/35, MBS	Aaa/AAA	800,425
840	5.50%, 4/1/35, MBS	Aaa/AAA	831,637
880	5.50%, 5/1/35, MBS	Aaa/AAA	871,551
1,256	5.50%, 6/1/35, MBS	Aaa/AAA	1,243,253
887	5.50%, 7/1/35, MBS	Aaa/AAA	878,009
942,000	5.50%, 2/1/36 (c)	Aaa/AAA	931,991,250
1,291	5.597%, 9/1/32, FRN, MBS	Aaa/AAA	1,307,724
49	5.625%, 8/1/32, FRN, MBS	Aaa/AAA	49,888
251	5.70%, 9/1/27, FRN, MBS	Aaa/AAA	256,253
243	5.743%, 10/1/32, FRN, MBS	Aaa/AAA	248,760
231	5.807%, 11/1/32, FRN, MBS	Aaa/AAA	237,030
32	6.00%, 3/25/31, CMO	Aaa/AAA	32,464
766	6.00%, 12/1/31, MBS	Aaa/AAA	776,090
999	6.00%, 1/1/32, MBS	Aaa/AAA	1,011,321
1,256	6.00%, 9/1/32, MBS	Aaa/AAA	1,270,469
999	6.00%, 11/1/32, MBS	Aaa/AAA	1,010,489
845	6.00%, 12/1/32, MBS	Aaa/AAA	854,618
29	6.00%, 1/1/33, MBS	Aaa/AAA	29,350
311	6.00%, 2/1/33, MBS	Aaa/AAA	314,815
27	6.00%, 3/1/33, MBS	Aaa/AAA	26,831
872	6.00%, 5/1/33, MBS	Aaa/AAA	882,469
863	6.00%, 6/1/33, MBS	Aaa/AAA	872,897
973	6.00%, 7/1/33, MBS	Aaa/AAA	984,341
719	6.00%, 9/1/33, MBS	Aaa/AAA	726,890
303	6.00%, 10/1/33, MBS	Aaa/AAA	306,786
1,208	6.00%, 11/1/33, MBS	Aaa/AAA	1,221,829
359	6.00%, 12/1/33, MBS	Aaa/AAA	362,635
10	6.00%, 1/1/34, MBS	Aaa/AAA	9,975
835	6.00%, 2/1/34, MBS	Aaa/AAA	847,860
30	6.00%, 3/1/34, MBS	Aaa/AAA	30,770
1,394	6.00%, 4/1/34, MBS	Aaa/AAA	1,409,053
365	6.00%, 6/1/34, MBS	Aaa/AAA	369,033
297	6.00%, 7/1/34, MBS	Aaa/AAA	300,097
7,417	6.00%, 8/1/34, MBS	Aaa/AAA	7,496,965
6,942	6.00%, 9/1/34, MBS	Aaa/AAA	7,016,327

Fixed Income SHares — Series M Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
Fannie Mae (continued)
$6,907	6.00%, 10/1/34, MBS	Aaa/AAA	$6,980,748
5,687	6.00%, 11/1/34, MBS	Aaa/AAA	5,747,732
2,758	6.00%, 12/1/34, MBS	Aaa/AAA	2,787,674
4,323	6.00%, 1/1/35, MBS	Aaa/AAA	4,369,282
1,866	6.00%, 2/1/35, MBS	Aaa/AAA	1,886,058
929	6.00%, 3/1/35, MBS	Aaa/AAA	938,448
11,430	6.00%, 4/1/35, MBS	Aaa/AAA	11,555,445
7,596	6.00%, 5/1/35, MBS	Aaa/AAA	7,675,623
3,896	6.00%, 6/1/35, MBS	Aaa/AAA	3,936,859
4,863	6.00%, 7/1/35, MBS	Aaa/AAA	4,913,756
1,531	6.00%, 8/1/35, MBS	Aaa/AAA	1,547,535
49,500	6.00%, 3/1/36 (c)	Aaa/AAA	49,917,681
5	6.50%, 2/25/09, CMO	Aaa/AAA	4,566
14	6.50%, 4/1/24, MBS	Aaa/AAA	14,176
7	6.50%, 1/1/26, MBS	Aaa/AAA	6,941
402	6.50%, 7/18/27, CMO	Aaa/AAA	412,443
330	6.50%, 1/1/29, MBS	Aaa/AAA	340,174
261	6.50%, 2/1/32, MBS	Aaa/AAA	268,099
9	6.50%, 3/1/32, MBS	Aaa/AAA	8,921
349	6.50%, 8/1/32, MBS	Aaa/AAA	358,541
288	6.50%, 10/1/33, MBS	Aaa/AAA	295,233
302	6.50%, 2/1/34, MBS	Aaa/AAA	309,855
176	6.50%, 6/1/34, MBS	Aaa/AAA	180,494
191	7.00%, 3/25/31, CMO	Aaa/AAA	192,556
141	7.01%, 8/1/22, MBS	Aaa/AAA	146,093
49	7.01%, 9/1/22, MBS	Aaa/AAA	51,276
65	7.01%, 11/1/22, MBS	Aaa/AAA	68,092
42	7.50%, 9/1/30, MBS	Aaa/AAA	43,569
45	7.50%, 12/1/30, MBS	Aaa/AAA	47,154
8	7.50%, 7/1/31, MBS	Aaa/AAA	8,850
118	7.50%, 8/1/31, MBS	Aaa/AAA	123,650
120	7.50%, 11/1/31, MBS	Aaa/AAA	126,181
1,889	7.73%, 4/1/13, MBS	Aaa/AAA	2,144,785
25	7.806%, 2/1/25, FRN, MBS	Aaa/AAA	24,815
			1,892,187,144
Freddie Mac–8.6%
2,016	3.50%, 4/15/19, CMO	Aaa/AAA	2,011,360
7,369	4.00%, 12/15/17, CMO	Aaa/AAA	7,307,014
395	4.139%, 1/1/33, FRN, MBS	Aaa/AAA	403,512
45	4.50%, 5/15/18, CMO	Aaa/AAA	42,651
673	4.92%, 9/15/16, CMO, FRN	Aaa/AAA	669,323
246	4.92%, 8/15/29, CMO, FRN	Aaa/AAA	248,307
164	4.92%, 12/15/31, CMO, FRN	Aaa/AAA	165,241

Fixed Income SHares — Series M Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
Freddie Mac (continued)
$42	4.97%, 9/15/30, CMO, FRN	Aaa/AAA	$42,310
18,686	4.988%, 6/1/35, FRN, MBS	Aaa/AAA	18,693,268
78	5.00%, 7/1/34, MBS	Aaa/AAA	75,296
54	5.00%, 4/1/35, MBS	Aaa/AAA	52,597
304	5.00%, 7/1/35, MBS	Aaa/AAA	293,334
3,451	5.00%, 8/1/35, MBS	Aaa/AAA	3,336,684
2,911	5.00%, 9/1/35, MBS	Aaa/AAA	2,812,959
2,394	5.00%, 10/1/35, MBS	Aaa/AAA	2,312,535
5,609	5.00%, 11/1/35, MBS	Aaa/AAA	5,418,819
14,044	5.00%, 12/1/35, MBS	Aaa/AAA	13,568,663
14,000	5.00%, 2/1/36 (c)	Aaa/AAA	13,518,750
65	5.02%, 3/15/32, CMO, FRN	Aaa/AAA	65,343
451	5.039%, 4/1/32, FRN, MBS	Aaa/AAA	462,120
1,491	5.059%, 10/1/32, FRN, MBS	Aaa/AAA	1,504,205
1,849	5.07%, 5/15/29, CMO, FRN	Aaa/AAA	1,858,948
1,217	5.125%, 10/1/32, FRN, MBS	Aaa/AAA	1,212,530
186	5.15%, 3/15/20, CMO, FRN	Aaa/AAA	186,540
223	5.15%, 2/15/24, CMO, FRN	Aaa/AAA	223,324
241	5.183%, 8/1/32, FRN, MBS	Aaa/AAA	243,411
36	5.20%, 10/15/19, CMO, FRN	Aaa/AAA	35,598
605	5.359%, 1/1/32, FRN, MBS	Aaa/AAA	623,106
243	5.41%, 8/1/29, FRN, MBS	Aaa/AAA	248,538
367	5.45%, 12/15/13, CMO, FRN	Aaa/AAA	372,283
116	5.486%, 7/1/32, FRN, MBS	Aaa/AAA	117,145
168	5.489%, 7/1/29, FRN, MBS	Aaa/AAA	171,543
457	5.50%, 5/15/15, CMO	Aaa/AAA	457,237
504	5.50%, 1/1/35, MBS	Aaa/AAA	499,095
1,142	5.50%, 6/1/35, MBS	Aaa/AAA	1,131,956
751	5.507%, 2/1/29, FRN, MBS	Aaa/AAA	767,645
414	5.508%, 8/1/32, FRN, MBS	Aaa/AAA	417,346
271	5.65%, 9/15/22, CMO, FRN	Aaa/AAA	273,290
285	5.833%, 8/1/32, FRN, MBS	Aaa/AAA	285,921
85	6.00%, 7/1/08, MBS	Aaa/AAA	86,004
230	6.00%, 8/15/16, CMO	Aaa/AAA	234,595
1,954	6.00%, 4/1/17, MBS	Aaa/AAA	1,991,750
202	6.00%, 5/1/17, MBS	Aaa/AAA	206,420
249	6.00%, 6/1/17, MBS	Aaa/AAA	253,791
505	6.00%, 7/1/17, MBS	Aaa/AAA	514,921
3,300	6.00%, 12/15/28, CMO	Aaa/AAA	3,318,856
362	6.50%, 8/15/16, CMO	Aaa/AAA	373,120
66	6.50%, 12/15/23, CMO	Aaa/AAA	67,613
143	6.50%, 1/15/31, CMO	Aaa/AAA	142,711
57	7.00%, 4/1/29, MBS	Aaa/AAA	59,419

Fixed Income SHares — Series M Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody's/S&P)	Value*
Freddie Mac (continued)
$4		7.00%, 12/1/29, MBS	Aaa/AAA	$3,894
—	(f)	7.00%, 1/1/30, MBS	Aaa/AAA	506
17		7.00%, 2/1/30, MBS	Aaa/AAA	17,286
54		7.00%, 3/1/30, MBS	Aaa/AAA	55,759
2		7.00%, 6/1/30, MBS	Aaa/AAA	2,444
429		7.50%, 8/15/30, CMO	Aaa/AAA	452,855
				89,911,691
Government National Mortgage Association–3.7%
55		3.75%, 3/20/30, FRN, MBS	Aaa/AAA	54,580
229		4.125%, 11/20/23, FRN, MBS	Aaa/AAA	230,783
22		4.125%, 10/20/25, FRN, MBS	Aaa/AAA	22,375
17		4.125%, 11/20/25, FRN, MBS	Aaa/AAA	16,966
19		4.125%, 10/20/26, FRN, MBS	Aaa/AAA	18,633
46		4.125%, 10/20/27, FRN, MBS	Aaa/AAA	46,229
1,157		4.25%, 1/20/28, FRN, MBS	Aaa/AAA	1,158,624
116		4.25%, 2/20/28, FRN, MBS	Aaa/AAA	115,619
337		4.25%, 1/20/30, FRN, MBS	Aaa/AAA	336,419
484		4.375%, 3/20/17, FRN, MBS	Aaa/AAA	484,119
13		4.375%, 1/20/18, FRN, MBS	Aaa/AAA	12,858
126		4.375%, 5/20/18, FRN, MBS	Aaa/AAA	125,710
103		4.375%, 4/20/19, FRN, MBS	Aaa/AAA	103,326
26		4.375%, 5/20/19, FRN, MBS	Aaa/AAA	25,760
31		4.375%, 6/20/21, FRN, MBS	Aaa/AAA	30,931
59		4.375%, 1/20/22, FRN, MBS	Aaa/AAA	59,202
1,290		4.375%, 2/20/22, FRN, MBS	Aaa/AAA	1,294,709
65		4.375%, 4/20/22, FRN, MBS	Aaa/AAA	64,755
36		4.375%, 5/20/22, FRN, MBS	Aaa/AAA	36,426
64		4.375%, 2/20/23, FRN, MBS	Aaa/AAA	64,562
59		4.375%, 3/20/23, FRN, MBS	Aaa/AAA	58,720
58		4.375%, 4/20/23, FRN, MBS	Aaa/AAA	58,466
332		4.375%, 4/20/24, FRN, MBS	Aaa/AAA	332,297
21		4.375%, 5/20/24, FRN, MBS	Aaa/AAA	20,760
8		4.375%, 4/20/25, FRN, MBS	Aaa/AAA	8,108
20		4.375%, 5/20/25, FRN, MBS	Aaa/AAA	19,512
47		4.375%, 6/20/25, FRN, MBS	Aaa/AAA	47,394
28		4.375%, 1/20/26, FRN, MBS	Aaa/AAA	28,467
32		4.375%, 6/20/26, FRN, MBS	Aaa/AAA	32,059
17		4.375%, 1/20/27, FRN, MBS	Aaa/AAA	17,275
173		4.375%, 2/20/27, FRN, MBS	Aaa/AAA	173,537
43		4.375%, 4/20/27, FRN, MBS	Aaa/AAA	42,772
117		4.375%, 6/20/27, FRN, MBS	Aaa/AAA	117,454
12		4.375%, 2/20/28, FRN, MBS	Aaa/AAA	11,707
57		4.375%, 4/20/28, FRN, MBS	Aaa/AAA	57,394

Fixed Income SHares — Series M Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
Government National Mortgage Association (continued)
$76	4.375%, 4/20/29, FRN, MBS	Aaa/AAA	$76,057
167	4.375%, 6/20/29, FRN, MBS	Aaa/AAA	167,388
83	4.375%, 5/20/30, FRN, MBS	Aaa/AAA	83,450
128	4.375%, 5/20/32, FRN, MBS	Aaa/AAA	128,688
201	4.375%, 6/20/32, FRN, MBS	Aaa/AAA	201,168
52	4.38%, 2/20/28, FRN, MBS	Aaa/AAA	51,719
189	4.38%, 3/20/28, FRN, MBS	Aaa/AAA	189,621
28	4.38%, 4/20/28, FRN, MBS	Aaa/AAA	27,551
138	4.50%, 8/20/28, FRN, MBS	Aaa/AAA	137,860
94	4.50%, 7/20/29, FRN, MBS	Aaa/AAA	93,440
140	4.50%, 3/20/31, FRN, MBS	Aaa/AAA	140,450
155	4.50%, 3/20/32, FRN, MBS	Aaa/AAA	155,658
21	4.75%, 8/20/17, FRN, MBS	Aaa/AAA	20,698
25	4.75%, 7/20/20, FRN, MBS	Aaa/AAA	25,016
12	4.75%, 7/20/21, FRN, MBS	Aaa/AAA	12,551
20	4.75%, 8/20/21, FRN, MBS	Aaa/AAA	20,525
38	4.75%, 9/20/21, FRN, MBS	Aaa/AAA	38,418
2,585	4.75%, 8/20/23, FRN, MBS	Aaa/AAA	2,596,314
88	4.75%, 8/20/25, FRN, MBS	Aaa/AAA	88,963
28	4.75%, 9/20/25, FRN, MBS	Aaa/AAA	27,793
9	4.75%, 8/20/26, FRN, MBS	Aaa/AAA	19,045
15	4.75%, 7/20/27, FRN, MBS	Aaa/AAA	15,342
28	4.75%, 9/20/27, FRN, MBS	Aaa/AAA	28,342
95	4.84%, 6/20/32, CMO, FRN	Aaa/AAA	95,382
121	4.875%, 6/20/22, FRN, MBS	Aaa/AAA	122,082
2,535	5.00%, 10/20/27, CMO, FRN	Aaa/AAA	2,551,569
150	5.00%, 2/20/29, CMO	Aaa/AAA	149,377
8	5.375%, 8/20/18, FRN, MBS	Aaa/AAA	8,400
551	5.50%, 6/15/29, MBS	Aaa/AAA	554,812
390	5.50%, 12/15/32, MBS	Aaa/AAA	391,945
397	5.50%, 1/15/33, MBS	Aaa/AAA	399,309
369	5.50%, 6/15/33, MBS	Aaa/AAA	371,250
1,021	5.50%, 7/15/33, MBS	Aaa/AAA	1,026,830
1,809	5.50%, 1/15/34, MBS	Aaa/AAA	1,818,586
1,624	5.50%, 3/15/34, MBS	Aaa/AAA	1,632,180
1,934	5.50%, 12/15/34, MBS	Aaa/AAA	1,944,136
417	5.50%, 2/15/35, MBS	Aaa/AAA	418,836
2,429	5.50%, 3/15/35, MBS	Aaa/AAA	2,441,035
1,770	5.50%, 6/15/35, MBS	Aaa/AAA	1,778,920
375	5.50%, 7/15/35, MBS	Aaa/AAA	377,197
875	5.50%, 8/15/35, MBS	Aaa/AAA	879,765
7,943	5.50%, 9/15/35, MBS	Aaa/AAA	7,983,479
1,683	5.50%, 10/15/35, MBS	Aaa/AAA	1,691,741

Fixed Income SHares — Series M Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
Government National Mortgage Association (continued)
$2,288	5.50%, 11/15/35, MBS	Aaa/AAA	$2,299,078
127	5.50%, 12/15/35, MBS	Aaa/AAA	127,422
168	6.00%, 3/20/13, CMO	Aaa/AAA	169,014
91	6.00%, 3/15/33, MBS	Aaa/AAA	93,533
4	6.50%, 5/15/23, MBS	Aaa/AAA	4,032
3	6.50%, 8/15/23, MBS	Aaa/AAA	2,692
1	6.50%, 12/15/23, MBS	Aaa/AAA	988
			39,008,155
	Total U.S. Government Agency Securities (cost–$2,033,051,718)		2,021,106,990
MORTGAGE-BACKED SECURITIES–22.9%
9,444	Adjustable Rate Mortgage Trust, 4.627%, 5/25/35, CMO, VRN	Aaa/AAA	9,307,834
3,692	American Residential Eagle Certificate Trust, 5.53%, 5/25/28, ABS, FRN (b)	NR/NR	3,695,372
4,400	Banc of America Funding Corp., 4.627%, 2/20/36, CMO, FRN (e)	NR/AAA	4,318,828
	Bear Stearns Alt-A Trust, CMO,
9,967	4.716%, 6/25/34, VRN	Aaa/AA+	9,872,830
3,058	4.81%, 2/25/34, FRN	Aaa/AAA	3,061,401
78	Bear Stearns Mortgage Securities, Inc., 6.678%, 3/25/31, CMO, VRN	Aaa/NR	77,931
11,597	Carey Commercial Mortgage Trust, 5.97%, 9/20/19, CMO (b)	Aaa/NR	11,522,676
1,978	Citigroup Mortgage Loan Trust, Inc., 4.70%, 12/25/35, CMO, FRN (e)	Aaa/AAA	1,945,131
3,505	Commercial Capital Access One, Inc., 7.602%, 11/15/28, CMO, VRN (b)	NR/NR	3,674,640
	Countrywide Alternative Loan Trust, CMO, FRN,
23,039	4.75%, 5/25/35	Aaa/AAA	23,204,468
18,755	4.79%, 12/25/35 (e)	Aaa/AAA	18,768,524
	Countrywide Home Loans, CMO, FRN,
2,436	4.803%, 4/25/35 (e)	Aaa/AAA	2,453,574
7,750	4.84%, 3/25/35	Aaa/AAA	7,773,993
7,494	4.85%, 3/25/35	Aaa/AAA	7,502,450
3,756	4.92%, 2/25/35	Aaa/AAA	3,765,004
154	CS First Boston Mortgage Securities Corp., 3.226%, 3/25/32 (b)(e)	NR/NR	154,347
17,600	First Horizon Asset Securities, Inc., 4.93%, 11/25/33, CMO, FRN	NR/AAA	17,606,614
851	GMAC Commercial Mortgage Securities, Inc., 6.50%, 5/15/35, CMO (b)	NR/BB+	881,992
1,500	GS Mortgage Securities Corp. II, 6.615%, 2/14/16, CMO (b)	NR/AAA	1,597,982
1,245	GSR Mortgage Loan Trust, 4.634%, 4/25/35, CMO, VRN	Aaa/AAA	1,233,605
16,677	Harborview Mortgage Loan Trust, 4.703%, 5/19/35, CMO, FRN	Aaa/AAA	16,671,790
37,024	Hilton Hotel Pool Trust, 0.613%, 10/3/15, CMO, IO, VRN (b)	Aaa/AA	1,025,825
2,000	Home Equity Asset Trust, 4.60%, 5/25/36, ABS, FRN (b)(c)(e)	Aaa/AAA	2,002,194
4,299	Indymac Index Mortgage Loan Trust, 4.81%, 3/25/35, CMO, FRN	Aaa/AAA	4,305,705
2,000	JP Morgan Chase Commercial Mortgage Securities Corp., 6.465%, 11/15/35, CMO	NR/AAA	2,119,124

Fixed Income SHares — Series M Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
$5,997	LB-UBS Commercial Mortgage Trust, 3.17%, 12/15/26, CMO	Aaa/AAA	$5,880,450
5,675	Master Reperforming Loan Trust, 7.00%, 5/25/35, CMO (b)(e)	Aaa/AAA	5,925,283
752	Mellon Residential Funding Corp., 4.98%, 10/20/29, CMO, FRN	NR/AAA	758,879
	MLCC Mortgage Investors, Inc., CMO, FRN,
425	4.85%, 3/15/25	Aaa/AAA	426,788
481	4.87%, 7/15/21	Aaa/AAA	480,891
1,832	5.21%, 7/25/29	Aa1/AAA	1,833,252
1,289	Morgan Stanley Dean Witter Capital I, 4.60%, 3/25/33, CMO, FRN	Aaa/AAA	1,303,517
245	Mortgage Capital Funding, Inc., 7.288%, 7/20/27, CMO	Aaa/NR	247,185
15,581	Residential Funding Mortgage Security I, 4.603%, 3/25/35, CMO, VRN	Aaa/AAA	15,432,209
5,000	Structured Adjustable Rate Mortgage Loan Trust, 5.02%, 6/25/34, CMO, FRN	Aaa/AAA	5,023,750
3,776	Structured Asset Mortgage Investments, Inc., 4.833%, 3/19/34, CMO, FRN	Aaa/AAA	3,810,734
50	Structured Asset Securities Corp., 5.258%, 5/25/32, CMO, FRN	Aaa/AAA	50,230
2,919	Vendee Mortgage Trust, 6.50%, 9/15/24, CMO	NR/NR	3,006,108
	Washington Mutual, Inc., CMO, FRN,
3,400	4.808%, 11/25/34 (e)	Aaa/AAA	3,410,487
19,786	4.828%, 10/25/44	Aaa/AAA	19,832,973
3,842	4.85%, 1/25/45	Aaa/AAA	3,843,718
3,208	5.135%, 10/25/32	Aa1/AA+	3,159,811
4,467	5.135%, 10/25/32	Aaa/AAA	4,397,801
	Wells Fargo Mortgage Backed Securities Trust, CMO,
2,445	4.803%, 7/25/34, FRN	Aaa/AAA	2,437,437
790	5.00%, 6/25/18	Aaa/AAA	775,424
	Total Mortgage-Backed Securities (cost–$241,551,277)		240,580,761
ASSET-BACKED SECURITIES–15.8%
2,012	Aames Mortgage Investment Trust, 4.93%, 10/25/35, FRN	NR/AAA	2,014,838
5,600	ACE Securities Corp., 4.63%, 12/25/35, FRN (e)	Aaa/AAA	5,584,323
	Aegis Asset Backed Securities Trust,
4,283	4.00%, 11/25/33, IO (a)	Aaa/AAA	16,807
301	4.93%, 1/25/34, FRN	Aaa/AAA	300,764
5,374	Ameriquest Mortgage Securities, Inc., 4.73%, 4/25/34, FRN	Aaa/AAA	5,376,652
199	Amortizing Residential Collateral Trust, 4.80%, 6/25/32, FRN	NR/AAA	199,578
4,100	Argent Securities, Inc., 4.65%, 10/25/35, FRN	Aaa/AAA	4,102,357
2,889	Bayview Financial Asset Trust, 4.93%, 12/25/39, FRN (b)	Aaa/NR	2,900,128
	Bear Stearns Asset Backed Securities, Inc.,
546	4.78%, 6/25/35, FRN	NR/AAA	546,308
10,940	5.00%, 3/25/07, IO, VRN (a)(e)	NR/AAA	570,346
6,104	5.12%, 6/15/43, FRN	Aaa/AAA	6,163,098
72	Cendant Mortgage Corp., 6.00%, 7/25/43, VRN (b)	NR/NR	71,111
2,291	Centex Home Equity, 3.70%, 6/25/22	Aaa/AAA	2,278,728
2,573	Citigroup Mortgage Loan Trust, Inc., 4.62%, 2/25/14, FRN	Aaa/AAA	2,574,993

Fixed Income SHares — Series M Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
$800	Community Program Loan Trust, 4.50%, 4/1/29	NR/AAA	$739,491
3,232	Conseco Recreational Enthusiast Consumer Trust, 5.55%, 8/15/25	Aa2/AA−	3,223,968
	Countrywide Asset-Backed Certificates,
2,369	4.257%, 12/25/17	Aaa/AAA	2,362,467
3,654	4.77%, 12/25/31, FRN	Aaa/AAA	3,657,487
1,545	5.00%, 11/25/33, FRN (b)	Aaa/AAA	1,549,669
1,640	Credit-Based Asset Servicing and Securitization, 4.98%, 11/25/33, FRN	Aaa/AAA	1,648,097
5,744	CS First Boston Mortgage Securities Corp., 4.78%, 1/25/43, FRN (b)	Aaa/AAA	5,745,143
2,729	Denver Arena Trust, 6.94%, 11/15/19 (a)(b)	NR/NR	2,758,553
97	EMC Mortgage Loan Trust, 4.90%, 5/25/40, FRN (b)	Aaa/AAA	96,890
	First Franklin Mortgage Loan Asset Backed Certificates, FRN,
12,093	4.91%, 10/25/34	Aaa/AAA	12,141,863
5,730	4.93%, 4/25/35	Aa1/AA+	5,739,628
30	First Plus Home Loan Trust, 7.32%, 11/10/23	NR/AA	30,322
116	Freemont Home Loan Owner Trust, 5.32%, 12/25/29, FRN	Aaa/AAA	115,984
131	Fremont Home Loan Trust, 4.90%, 1/25/34, FRN	Aaa/AAA	131,386
	Green Tree Financial Corp.,
7,708	6.18%, 4/1/30	Baa3/NR	7,571,984
6,555	6.81%, 12/1/27	Baa3/A−	6,654,223
1,877	6.87%, 4/1/30	Baa3/NR	1,897,266
1,000	7.06%, 2/1/31	NR/B	843,664
1,418	7.40%, 6/15/27	A2/AA+	1,475,671
534	7.55%, 1/15/29	NR/AA	565,066
201	Household Mortgage Loan Trust, 4.79%, 5/20/32, FRN	Aaa/AAA	201,606
195	Irwin Home Equity, 5.05%, 6/25/28, FRN	Aaa/AAA	195,044
14,000	IXIS Real Estate Capital Trust, 4.68%, 9/25/35, FRN	Aaa/AAA	14,006,455
6,523	Long Beach Mortgage Loan Trust, 5.48%, 3/25/32, FRN	Aa2/NR	6,609,200
500	Madison Avenue Manufactured Housing Contract, 5.98%, 3/25/32, FRN	Baa3/A+	500,021
2,145	Mid-State Trust, 6.005%, 8/15/37	Aaa/AAA	2,193,062
704	Morgan Stanley ABS Capital I, 4.87%, 8/25/33, FRN	Aaa/AAA	705,273
2	Renaissance Home Equity Loan Trust, 4.73%, 3/25/34, FRN	Aaa/AAA	1,632
	Residential Asset Mortgage Products, Inc.,
5,660	4.63%, 5/25/35, FRN	AAA/AAA	5,663,560
1,397	4.87%, 11/25/33, FRN	Aaa/AAA	1,397,525
5,000	5.634%, 1/25/34	Aaa/AAA	5,026,036
2,000	5.90%, 7/25/34	Aaa/AAA	2,012,500
	Residential Asset Securities Corp.,
1,557	4.68%, 9/25/13, FRN	Aaa/AAA	1,557,913
3,000	4.96%, 3/25/35, FRN	Aa2/AA	3,005,697
458	7.14%, 4/25/32	A2/A	466,733
6,169	8.195%, 2/25/31	NR/AAA	6,187,691
342	Residential Funding Mortgage Securities II, Inc., 4.68%, 8/25/34, FRN	Aaa/AAA	342,233

Fixed Income SHares — Series M Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
$4,000	SACO I, Inc., 4.91%, 11/25/35, CMO, FRN (e)	Aaa/AAA	$4,002,365
4,214	SLM Student Loan Trust, 5.147%, 10/25/10, FRN	Aaa/AAA	4,249,380
1,674	Structured Asset Securities Corp., 4.61%, 1/25/35, FRN	Aaa/AAA	1,674,819
3,685	Terwin Mortgage Trust, 4.71%, 7/25/36, FRN	NR/AAA	3,691,541
10,000	Wachovia Auto Owner Trust, 2.91%, 4/20/09	Aaa/AAA	9,862,702
	Total Asset-Backed Securities (cost–$165,942,137)		165,201,841
MUNICIPAL BONDS & NOTES–1.0%
California–0.5%
5,000	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/30, Ser. A	Aa3/AA−	5,159,050
New York–0.5%
5,000	New York City Municipal Water Finance Auth. Rev., 5.00%, 6/15/35, Ser. A	Aa2/AA+	5,151,850
	Total Municipal Bonds & Notes (cost–$9,853,724)		10,310,900
SHORT-TERM INVESTMENTS–11.4%
U.S. Government Agency Securities–5.6%
55,800	Fannie Mae, 4.064%, 2/1/06	Aaa/AAA	55,800,000
2,900	Freddie Mac, 3.655%, 2/28/06	Aaa/AAA	2,890,821
	Total U.S. Government Agency Securities (cost–$58,690,822)		58,690,821
U.S. Treasury Bills (g)–0.2%
1,855	3.83%-3.87%, 3/16/06-3/16/06 (cost–$1,846,517)		1,846,517
Asset-Backed Securities (a)(b)(d)(e)(h)–0.0%
2,000	NPF XII, Inc., 2.763%, 11/1/03, FRN (cost–$2,000,000)	NR/NR	—
Repurchase Agreements–5.6%
55,800	CS First Boston Corp., dated 1/31/06, 4.36%, due 2/1/06, proceeds $55,806,665; collateralized by U.S. Treasury Note, 1.875%, 7/15/13, valued at $56,986,060 including accrued interest.		55,800,000
3,424	State Street Bank & Trust Co., dated 1/31/06, 3.90%, due 2/1/06, proceeds $3,424,371; collateralized by Freddie Mac, 2.875%, 5/15/07, valued at $3,494,367 including accrued interest.		3,424,000
	Total Repurchase Agreements (cost–$59,224,000)		59,224,000
	Total Short-Term Investments (cost–$121,761,339)		119,761,338

Fixed Income SHares — Series M Schedule of Investments

January 31, 2006 (unaudited) (concluded)

Contracts			Value*
OPTIONS PURCHASED (h)–0.0%
	Put Options–0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
405	strike price $92.50, expires 12/18/06		$2,531
600	strike price $94, expires 6/19/06		3,750
720	strike price $94.38, expires 3/13/06		4,500
	Fannie Mae, 5.50%, OTC,
340,000,000	strike price $91.50, expires 2/6/06		340
260,000,000	strike price $92.22, expires 3/6/06		260
82,000,000	strike price $92.50, expires 3/6/06		2,132
	Total Options Purchased (cost–$100,061)		13,513
	Total Investments (cost–$2,572,260,256)	243.8%	2,556,975,343
	Liabilities in excess of other assets	(143.8)	(1,508,257,239)
	Net Assets	100.0%	$1,048,718,104

Notes to the Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio's net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the exchange is open for business.

(a)	Illiquid security.

(b)	144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	When issued or delayed-delivery security. To be settled/delivered after January 31, 2006.

(d)	Issuer in default.

(e)	Fair-valued security.

(f)	Amount is less than $500.

(g)	All or partial amount segregated as collateral for futures contracts, when-issued or delayed-delivery securities.

(h)	Non-income producing.

Glossary:

ABS – Asset-Backed Security

CMO – Collateralized Mortgage Obligation

FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2006.

IO – Interest Only

LIBOR – London Interbank Offered Rate

MBS – Mortgage-Backed Securities

NR – Not Rated

OTC – Over the counter

VRN – Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2006.

Other Investments:

(1)    Interest rate swap agreements outstanding at January 31, 2006:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by Portfolio	Payments received by Portfolio	Unrealized Appreciation (Depreciation)
Lehman Brothers	$33,000	6/21/13	5.00%	3 Month LIBOR	$(52,869)
Lehman Brothers	14,000	6/21/16	3 Month LIBOR	5.00%	78,312
					$ 25,443

LIBOR — London Interbank Offered Rate

(2)    Futures contracts outstanding at January 31, 2006:

	Type	Notional Amount (000)	Expiration Date	Unrealized Depreciation
Long:	Eurodollar Futures March 2006	$ 83,750	3/13/06	$ (51,938)
	Eurodollar Futures June 2006	128,750	6/19/06	(476,188)
	Eurodollar Futures September 2006	128,750	9/18/06	(460,812)
	Eurodollar Futures December 2006	45,000	12/18/06	(315,000)
	Eurodollar Futures March 2007	45,000	3/19/07	(281,250)
				$(1,585,188)

(3)    Options written for the three months ended January 31, 2006:

	Contracts	Premiums
Options outstanding, October 31, 2005	1,400	$290,762
Options terminated in closing transactions	(1,400)	(290,762)
Options outstanding, January 31, 2006	—	$ —

Fixed Income SHares—Series R  Schedule of Investments
January 31, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
U.S. TREASURY BONDS & NOTES–93.0%
	U.S. Treasury Bonds,
$1,500	4.25%, 11/15/14 (c)		$1,467,833
100	6.625%, 2/15/27		124,879
	U.S. Treasury Inflation Indexed Bonds & Notes, (e)
14,450	0.875%, 4/15/10		13,853,357
1,967	1.625%, 1/15/15		1,908,342
6,887	1.875%, 7/15/13		6,849,495
8,434	1.875%, 7/15/15		8,353,989
3,958	2.00%, 1/15/14		3,964,502
25,900	2.00%, 7/15/14		25,953,317
3,784	2.00%, 1/15/26		3,778,546
22,125	2.375%, 1/15/25		23,390,964
6,376	3.00%, 7/15/12		6,791,067
3,066	3.50%, 1/15/11		3,299,520
5,689	3.625%, 1/15/08		5,884,957
15,153	3.625%, 4/15/28		19,617,918
10,124	3.875%, 1/15/09		10,712,040
1,262	3.875%, 4/15/29		1,708,338
4,934	4.25%, 1/15/10		5,382,963
	Total U.S. Treasury Bonds & Notes (cost–$144,290,204)		143,042,027
U.S. GOVERNMENT AGENCY SECURITIES–4.4%
	Fannie Mae,
78	4.526%, 10/1/44, FRN, MBS	Aaa/AAA	78,561
6,800	5.50%, 2/1/36 (c)	Aaa/AAA	6,727,750
	Total U.S. Government Agency Securities (cost–$6,836,234)		6,806,311
CORPORATE BONDS & NOTES–1.6%
	Financial Services–1.3%
800	Ford Motor Credit Co., 5.80%, 1/12/09	Ba2/BB-	726,321
100	General Electric Capital Corp., 4.52%, 12/12/08, FRN	Aaa/AAA	100,041
	General Motors Acceptance Corp.,
400	5.22%, 3/20/07, FRN	Ba1/BB	387,872
700	6.875%, 9/15/11	Ba1/BB	669,072
100	Rabobank Nederland, 4.64%, 1/15/09, FRN (b)	Aaa/AAA	100,042
			1,983,348
	Hotels/Gaming–0.3%
400	Park Place Entertainment Corp., 9.375%, 2/15/07	Ba1/BB+	416,500
	Total Corporate Bonds & Notes (cost–$2,397,028)		2,399,848

Fixed Income SHares—Series R  Schedule of Investments
January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
SOVEREIGN DEBT OBLIGATIONS–0.4%
	Brazil–0.4%
	Federal Republic of Brazil,
$76	5.25%, 4/15/12, FRN	Ba3/BB−	$76,326
400	11.00%, 8/17/40	Ba3/BB−	517,100
	Total Sovereign Debt Obligations (cost–$546,160)		593,426
MORTGAGE-BACKED SECURITIES–0.3%
87	Countrywide Home Loan Mortgage Pass-Through Trust,
	4.87%, 6/25/35, CMO, FRN (b)	Aaa/AAA	87,697
372	GSR Mortgage Loan Trust, 4.541%, 9/25/35, CMO, FRN	NR/AAA	366,138
	Total Mortgage-Backed Securities (cost–$457,437)		453,835
ASSET-BACKED SECURITIES–0.0%
16	Quest Trust, 4.71%, 3/25/35, FRN (b) (cost–$16,197)	Aaa/AAA	16,207
SHORT-TERM INVESTMENTS–4.6%
	Commercial Paper–1.6% Financial Services–1.6%
500	Spintab Swedmortgage, 4.55%, 4/25/06	NR/NR	494,685
2,000	UBS Finance, Inc., 4.44%, 4/28/06	NR/NR	1,977,980
	Total Commercial Paper (cost–$2,473,542)		2,472,665
	Sovereign Debt Obligations–1.3% Netherlands—0.5%
€620	Dutch Treasury Certificate, 2.283%, 2/28/06	NR/NR	751,577
	Spain–0.8%
€1,000	Spain Letras del Tesoro, zero coupon, 6/23/06	Aaa/NR	1,202,521
	Total Sovereign Debt Obligations (cost–$1,926,946)		1,954,098
	U.S. Treasury Bills (f)–0.3%
$505	3.83%-4.16%,3/2/06-3/16/06 (cost–$503,178)		503,178
	Corporate Notes–0.3% Financial Services–0.3%
300	Atlantic & Western Ltd., 10.519%, 1/9/07, Ser. A, FRN (a)(b)(d)	NR/BB+	300,506
200	General Motors Acceptance Corp., 5.50%, 1/16/07, FRN	Ba1/BB	195,292

	Total Corporate Notes (cost–$498,795)		495,798
	U.S. Treasury Bonds & Notes (e)—0.1%
125	U.S. Treasury Inflation Index, 3.375%, 1/15/07 (cost–$126,287)		126,565

Fixed Income SHares—Series R  Schedule of Investments
January 31, 2006 (unaudited) (concluded)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
Repurchase Agreement–1.0%
$1,458	State Street Bank & Trust Co., dated 1/31/06, 3.90%, due 2/1/06, proceeds $1,458,158; collateralized by Federal Home Loan Bank, 4.875%, 2/15/07, valued at $1,487,284 including accrued interest (cost–$1,458,000)		$1,458,000
	Total Short-Term Investments (cost–$6,986,748)		7,010,304
	Total Investments before options written (cost–$161,530,008)		160,321,958
OPTIONS WRITTEN (g)–(0.0)%
Contracts
	Call Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
36	strike price $110, expires 2/24/06		(2,250)
17	strike price $110, expires 3/24/06		(3,453)
5	strike price $110, expires 5/26/06		(2,640)
			(8,343)
	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
17	strike price $106, expires 3/24/06		(2,391)
5	strike price $107, expires 5/26/06		(2,796)
36	strike price $108, expires 2/24/06		(11,812)
			(16,999)
	Total Options Written (premiums received–$25,891)		(25,342)
	Total Investments net of options written (cost–$161,504,117)	104.3%	160,296,616
	Liabilities in excess of other assets	(4.3)	(6,546,395)
	Net Assets	100.0%	$153,750,221

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the exchange is open for business.

(a)	Illiquid security.

(b)	144A Security–Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	When issued or delayed-delivery security. To be settled/delivered after January 31, 2006.

(d)	Fair-valued security.

(e)	Inflationary Bonds–Principal amount of security is adjusted for inflation.

(f)	All or partial amount segregated as collateral for futures contracts, when-issued or delayed-delivery securities.

(g)	Non-income producing.

Glossary:

€ – Euros

CMO – Collateralized Mortgage Obligation

FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2006.

MBS – Mortgage-Backed Securities

NR – Not Rated

Other Investments:

(1) Futures contracts outstanding at January 31, 2006:

Type		Notional Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	U.S. Treasury Notes 5 yr. Futures	$ 74	3/22/06	$(34,380)
	U.S. Treasury Notes 10 yr. Futures	4	3/22/06	(2,438)
Short:	U.S. Treasury Notes 10 yr. Futures	(15)	3/22/06	24,266
				$(12,552)

(2) Transactions in options written for the three months ended January 31, 2006:

	Contracts	Premiums
Options outstanding, October 31,2005	58	$ 18,260
Options written	274	64,585
Options terminated in closing transactions	(58)	(16,031)
Options exercised	(18)	(5,376)
Options expired	(140)	(35,547)
Options outstanding, January 31, 2006	116	$ 25,891

(3) Credit default swap contracts outstanding at January 31, 2006:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Rate Received by Portfolio	Unrealized Depreciation
Goldman Sachs
Ford Motor Credit	$5,000	9/20/07	2.30%	$(12,726)

(4) Interest rate swap agreements outstanding at January 31, 2006:

Swap Counterparty	Notional Amount (000)	Termination Date	Rate Type
			Payments made by Portfolio	Payments received by Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs	$ 500	6/21/08	3 Month LIBOR	5.00%	$ 185
Goldman Sachs	600	6/17/15	4.50%	6 Month LIBOR	3,252
Goldman Sachs	3,900	6/21/16	5.00%	3 Month LIBOR	(21,737)
Lehman Brothers	1,000	6/21/11	5.00%	3 Month LIBOR	(1,279)
Lehman Brothers	800	6/21/13	5.00%	3 Month LIBOR	(1,282)
Lehman Brothers	100	6/21/16	5.00%	3 Month LIBOR	(559)
Morgan Stanley	500	6/21/08	3 Month LIBOR	5.00%	185
					$(21,235)

LIBOR-London Interbank Offered Rate

(5) Forward foreign currency contracts outstanding at January 31, 2006:

	U.S.$ Value Origination Date	U.S.$ Value January 31, 2006	Unrealized Appreciation (Depreciation)
Purchased:
Japanese Yen settling 2/14/06	$ 442,305	$ 436,421	$ (5,884)
Slovakian Koruna settling 3/27/06	9,314	9,580	266
Sold:
Euro settling 2/28/06	835,226	851,444	(16,218)
Euro settling 3/31/06	1,632,082	1,645,028	(12,946)
			$(34,782)

Allianz Dresdner Daily Asset Fund
Schedule of Investments

January 31, 2006 (unaudited)

Principal Amount (000)		Value*
CORPORATE BONDS & NOTES–55.9%
$35,000	Beta Finance, Inc., 4.54%, 2/1/06, FRN (a)	$ 34,999,709
23,000	BMW US Capital LLC, 4.44%, 2/15/06, FRN (a)	23,000,000
35,000	CC USA, Inc., 4.54%, 2/1/06, FRN (a)	34,999,688
	CIT Group, Inc.,
20,000	4.34%, 2/13/06, FRN	20,000,000
5,000	4.73%, 2/1/06, FRN	5,003,063
25,000	Countrywide Financial Corp., 4.34%, 2/3/06, FRN	25,000,000
31,000	Credit Suisse First Boston Corp., 4.63%, 2/1/06, FRN	31,001,359
35,000	Dorada Finance, Inc., 4.54%, 2/1/06, FRN (a)	34,999,703
	General Electric Capital Corp.,
20,000	4.64%, 2/1/06, Ser. A, FRN	20,002,893
10,000	4.82%, 2/1/06, FRN	10,007,479
25,000	K2 USA LLC, 4.56%, 2/1/06, FRN (a)	25,001,781
20,000	Links Finance LLC, 4.54%, 2/1/06, FRN (a)	19,999,173
	Morgan Stanley,
10,000	4.38%, 2/3/06, FRN	10,000,000
20,000	4.67%, 2/1/06, Ser. F, FRN	20,018,826
14,000	Northern Rock PLC, 4.40%, 2/3/06, FRN (a)	14,000,000
20,000	Sigma Finance, Inc., 4.53%, 2/1/06, FRN (a)	19,999,622
13,300	Wachovia Corp., 4.61%, 2/1/06, Ser. E, FRN	13,307,826
	Total Corporate Bonds & Notes (cost–$361,341,122)	361,341,122
MASTER NOTES–16.2%
35,000	Bank of America, 4.58%, 2/1/06, FRN	35,000,000
40,000	Bear Stearns Co, Inc., 4.62%, 2/1/06, FRN	40,000,000
30,000	Citigroup Global Markets, Inc., 4.57%, 2/1/06, FRN	30,000,000
	Total Master Notes (cost–$105,000,000)	105,000,000
COMMERCIAL PAPER–15.4%
20,000	Bavaria TRR Corp., 4.52%, 2/9/06	19,979,911
30,000	Davis Square Ltd., 4.55%, 2/7/06	29,977,250
25,000	Lakeside Funding LLC, 4.44%, 2/8/06	25,000,000
25,000	Park Sienna LLC, 4.55%, 2/10/06	24,971,563
	Total Commercial Paper (cost–$99,928,724)	99,928,724
TIME DEPOSIT–5.5%
35,718	Canadian Imperial Bank, Grand Cayman, 4.47%, 2/1/06 (cost–$35,718,336)	35,718,336
PROMISSORY NOTE–3.9%
25,000	Goldman Sachs Group, Inc., 4.62%, 4/28/06-6/23/06 (cost–$25,000,000)	25,000,000

Allianz Dresdner Daily Asset Fund
Schedule of Investments

January 31, 2006 (unaudited) (concluded)

Principal Amount (000)			Value*
ASSET-BACKED SECURITIES–3.1%
$10,000	Cheyne High Grade ABS CDO, Ltd., 4.33%, 2/10/06, FRN (a)		$10,000,000
10,000	Whitehawk CDO Funding Ltd., 4.51%, 3/15/06, FRN (a)		10,000,000
	Total Asset-Backed Securities (cost–$20,000,000)		20,000,000
REPURCHASE AGREEMENT–0.0%
97	State Street Bank Corp., dated 1/31/06, 3.90%, due 2/1/06 proceeds: $97,011; collateralized by Fannie Mae, 5.00%, 7/1/15, valued at $100,365 including accrued interest (cost–$97,000)		97,000
	Total Investments (cost–$647,085,182)	100.0%	647,085,182
	Liabilities in excess of other assets	(0.0)	(126,825)
	Net Assets	100.0%	$646,958,357

Notes to Schedule of Investments:

a)	144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:

ABS	– Asset-Backed Security

CDO	– Collateralized Debt Obligation

FRN	– Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on January 31, 2006.

*	The Fund values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference the principal amount due at maturity and the initial cost of the security. The use of amortized cost is subject to compliance with the Fund's amortized cost procedures and certain conditions under Rule 2a-7 of the 1940 Act.

Item 2.    Controls and Procedures

(a)   The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)   There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Fixed Income SHares

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 24, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 24, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 24, 2006